Other Balance Sheets Components - Other non-current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Investment related deposits	$ 373,252	$ 366,067
Loans to and interest receivable from a related parties (Note 10)	454,912	480,786
Prepayment to assets noncurrent	0	133,734
Wealth management products, long-term	0	50,159
Deferred tax assets	39,989	40,537
Others	30,269	11,558
Other non-current assets	898,422	$ 1,082,841
Sina.com Technology China Co., Ltd. | Office building
Prepayment to assets noncurrent	$ 153,600